DEPOSITS BY CUSTOMERS - Maturity of Time Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
DEPOSITS BY CUSTOMERS
Carrying value	$ 61,083,519	$ 63,635,078
Fair value	62,284,840	64,665,662
Less than 1 year
DEPOSITS BY CUSTOMERS
Carrying value	43,134,613	44,458,114
Fair value	43,489,653	44,993,854
Between 1 and 3 years
DEPOSITS BY CUSTOMERS
Carrying value	11,592,876	13,543,877
Fair value	11,971,664	13,790,539
Between 3 and 5 years
DEPOSITS BY CUSTOMERS
Carrying value	5,194,234	3,578,910
Fair value	5,538,916	3,669,471
Greater than 5 years
DEPOSITS BY CUSTOMERS
Carrying value	1,161,796	2,054,177
Fair value	$ 1,284,607	$ 2,211,798